Credit risk (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total [member]
Credit risk [line items]
At end of period	€ 35,582	€ 27,479	€ 22,843
Non-due [member]
Credit risk [line items]
At end of period	21,630	15,590	15,104
Up to 30 days [member]
Credit risk [line items]
At end of period	6,920	6,434	3,402
31-60 days [member]
Credit risk [line items]
At end of period	1,765	1,885	1,348
61-90 days [member]
Credit risk [line items]
At end of period	1,526	490	814
91-180 days [member]
Credit risk [line items]
At end of period	1,614	2,008	1,057
More than 180 days [member]
Credit risk [line items]
At end of period	€ 2,127	€ 1,072	€ 1,118